Investment Objectives and Goals - Edgewood Growth ETF	Jun. 09, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Edgewood Growth ETF (the “Fund”) seeks long-term growth of capital.